INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	21.00%	21.00%	21.00%
Tax effect of S corporation status	5.00%	(11.30%)	1.00%
Tax exempt income	(5.90%)	(2.40%)	(5.50%)
State income taxes	1.40%	1.30%	1.10%
Effective Tax Rate	21.50%	8.60%	17.60%